Equity Incentive Plans	12 Months Ended
Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Equity Incentive Plans

Note 12 – Equity Incentive Plans:

Total compensation cost for share-based payments recognized for the years ended December 31, 2014, 2013, and 2012 was approximately $1,563,976, $978,352, and $1,118,705, respectively. Cost of goods sold the year ended December 31, 2014, 2013, and 2012 included share based compensation of approximately $71,669, $90,614, and $107,067, respectively. Selling, general, and administrative expense for the year ended December 31, 2014, 2013, and 2012 included share-based compensation of approximately $1,492,307, $887,738, and $1,011,638, respectively.

2006 Stock Plan—In December 2006, the Company approved the 2006 Stock Plan (the “2006 Plan”) under which options to purchase approximately 624,223 shares of the Company’s common stock were granted to employees and affiliates of the Company. These options vest over 5 years. Certain option awards provide for accelerated vesting if there is a change in control (as defined in the 2006 Plan). At December 31, 2014, there were zero shares available for grant as the plan is frozen. The options granted have maximum contractual terms ranging from 5 to 10 years.

2010 Stock Plan—In December 2010, the Company approved the 2010 Stock Plan (the “2010 Plan”) under which options to purchase approximately 2,146,320 shares of the Company’s common stock were granted to employees and affiliates of the Company (in 2012, the 2010 Plan was amended to allow for option to purchase approximately 2,220,280 shares of the Company’s common stock). These options are either time-based (vest over 4 years), performance-based (vest when performance targets are met, as defined in the stock option grant agreement), or vest at the occurrence of an exit event which is defined as a Change of Control in the Company or an initial public offering registered under the Securities Act, as defined in the stock grant agreement.

In November, 2014, the Company made modifications that affected all performance-based awards and all exit-event awards under the 2010 Plan. Performance-based awards were modified to time vested awards that cliff vest over two years. At the time of modification the original performance-based awards vesting criteria was not considered probable. The exit-event awards were modified to performance-based awards. At December 31, 2014 the new performance-based awards vesting criteria is considered probable. The modified awards were fair valued on the modification date.

The options granted have maximum contractual terms of 10 years. The Board of Directors froze the 2010 Stock Plan such that no further grants may be issued under the 2010 Stock Plan.

2014 Omnibus Incentive Plan—In November 2014, the Company approved the 2014 Omnibus Incentive Plan (the “2014 Plan”) under which 1,479,200 shares of common stock may be issued or used for reference purposes as awards granted under the 2014 Plan. These awards may be in the form of stock options, stock appreciation rights, restricted stock, as well as other stock based and cash based awards. As of December 31, 2014, the stock options granted were either time-based (cliff vest over 3 years) or performance-based (vest when performance targets are met, as defined in the stock option grant agreement).

In addition to stock options granted under the 2014 Plan, the Company issued restricted stock units to the board of directors as compensation for their services. The fair value of restricted stock units is based on the share price on the date of grant. These restricted stock units vest over one year, but are not delivered until the end of the year. The Company will settle these awards by common stock transfer. During 2014 there were 24,166 restricted stock units granted.

At December 31, 2014, there were 943,198 shares of common stock available to be issued or used for reference purposes under the 2014 Plan.

Service Period Stock Options—A summary of service period stock options outstanding and changes under the plans during the year ended December 31, 2014 is presented below:

Options	Shares	Weighted Average Exercise Price	Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2012	1,095,412	$6.82
Granted	—	—
Exercised	(7,953)	6.28
Forfeited	(4,719)	6.72
Outstanding at December 31, 2013	1,082,740	6.91
Granted	255,585	15.00
Modified from Performance Based Options to Service Period Stock Options	680,753	7.10
Exercised	—	—
Forfeited	(741)	6.27
Outstanding at December 31, 2014	2,018,337	$7.91	5.8	$18,391,809
Exercisable at December 31, 2014	1,064,565	$6.81	4.5	$10,914,048

No options were exercised during the year ended 2014 or 2012. The total intrinsic value of options exercised during the year ended December 31, 2013 was $6,559.

A summary of the nonvested service period stock options as of December 31, 2014, and changes during the year ended December 31, 2014, is presented below:

	Number of Options	Weighted-Average Grant-Date Fair Value Per Share
Nonvested as of December 31, 2013	189,234	$6.02
Granted	255,585	$6.34
Modified from Performance Based Options to Service Period Stock Options	680,753	$8.90
Vested	(171,059)	$5.83
Forfeited	(741)	$6.25
Nonvested as of December 31, 2014	953,772	$8.16

As of December 31, 2014, there is approximately $7,090,519 of total unrecognized compensation costs related to non-vested service period options, of which $3,574,546 will be incurred in 2015, $3,065,920 will be incurred in 2016, and the remaining $450,053 will be incurred in 2017.

Performance Based Options—Performance based option vesting is contingent upon the Company achieving certain annual or cumulative revenue goals. A summary of performance-based stock options outstanding and changes under the plans during the year ended December 31, 2014 is presented below:

Options	Shares	Weighted Average Exercise Price	Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2012	674,942	$7.10
Granted	11,094	7.10
Forfeited	(5,283)	7.10
Outstanding at December 31, 2013	680,753	7.10
Granted	255,585	15.00
Modified from Exit Event Options to Performance Based Options	657,693	7.10
Modified from Performance Based Options to Service Period Stock Options	(680,753)	7.10
Outstanding at December 31, 2014	913,278	$9.31	7.1	$7,078,163

No performance-based options are exercisable at December 31, 2014, 2013, or 2012. A summary of the nonvested performance-based options as of December 31, 2014, and changes during the year ended December 31, 2014, is presented below:

	Number of Options	Weighted-Average Grant-Date Fair Value Per Share
Outstanding at January 1, 2014	680,753	$5.85
Granted	255,585	6.41
Modified from Exit Event Options to Performance Based Options	657,693	9.31
Modified from Performance Based Options to Service Period Stock Options	(680,753)	(5.85)
Nonvested as of December 31, 2014	913,278	$8.50

As of December 31, 2014, there is approximately $7,623,690 of total unrecognized compensation costs related to non-vested performance based options, which would be recognized if and when the contingent vesting criteria is met. Assuming all contingent vesting criteria is met each year, $3,495,497 will be incurred in 2015, $3,565,203 will be incurred in 2016, and $562,990 will be incurred in 2017. As of December 31, 2014, the achievement of the vesting criteria is considered probable.

Exit Event Options—Exit event option vesting is contingent upon an the occurrence of an exit event, which results from a Change of Control in the Company or an Initial Public Offering of the Company’s common stock under the Securities Act, as defined in the option grant agreement. A summary of exit event stock options outstanding and changes under the plans during the year ended December 31, 2014 is presented below:

Options	Shares	Weighted Average Exercise Price	Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2012	873,508	$7.10
Granted	5,177	7.10
Forfeited	(1,761)	7.10
Outstanding at December 31, 2013	876,924	7.10
Cancelled	(219,231)	7.10
Modified from Exit Event Options to Performance Based Options	(657,693)	7.10
Outstanding at December 31, 2014	—	—	—	—

No exit event options were exercisable at December 31, 2013, or 2012. A summary of the nonvested service period stock options as of December 31, 2014, and changes during the year ended December 31, 2014, is presented below:

	Number of Options	Weighted-Average Grant-Date Fair Value Per Share
Outstanding at January 1, 2014	876,924	$5.85
Cancelled	(219,231)	5.85
Modified from Exit Event Options to Performance Based Options	(657,693)	5.85
Nonvested as of December 31, 2014	—

Grant Date Fair Value of Options—The weighted average grant date fair value of options (service period options and performance based options) granted and modified during the year ended December 31, 2014 was $8.35 per share. The weighted average grant date fair value of options granted during the year ended December 31, 2013 and December 31, 2012 were $5.40 and 5.55 per share, respectively.

Expected Volatility - For the grants during the year ended December 31, 2013 the expected volatility was based on the historical volatility of the Company’s common stock.

The grants during the year ended December 31, 2014 all occurred while the Company was publicly traded. Subsequent to the Company’s IPO on November 6, 2014, the Company no longer deemed it appropriate to use its historical volatility as the historical volatility was not representative of the Company’s stock on the public market. As such the expected volatility used is based upon the volatility of a group of similar entities, referred to as “guideline” companies. The Company considered factors such as industry, stage of life cycle and size in considering these “guideline” companies.

Weighted Average Expected Term - The Company determined the expected term based on the “shortcut method” described in FASB ASC 718, Compensation – Stock Compensation (an expected term based on the midpoint between the vesting date and the end of the contractual term).

Risk-Free Interest Rate- The risk-free interest rates are based on the U.S. Treasury yield for a period consistent with the expected term of the option in effect at the time of the grant.

Expected Dividend Yield- The Company has not historically declared dividends, and no future dividends are expected to be available to benefit option holders. Accordingly, the Company used an expected dividend yield of zero in the valuation model.

	Year Ended December 31,
	2014	2013	2012
Expected volatility	41.9%	86.0%	91.2%
Average expected term in years	3.9 - 6.6	7	7
Risk-free interest rate	1.01% - 2.09%	1.7%	1.2%
Expected dividend yield	0.0%	0.0%	0.0%